Business Combination and Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 08, 2021	Apr. 30, 2021
Yunnan Juren Acquisition [Member]
Business Combination and Goodwill (Details) [Line Items]
Net sales	¥ 5,356
Net loss	228
Yunnan Hengshun Acquisition [Member]
Business Combination and Goodwill (Details) [Line Items]
Equity interests			¥ 24,500
Net sales	14,582
Net loss	¥ 6,666
Kunming Chenggong Times Giant Tutorial School Co., Ltd [Member]
Business Combination and Goodwill (Details) [Line Items]
Equity interests		¥ 2,500
Wenshan Times Giant Tutorial School Co., Ltd [Member]
Business Combination and Goodwill (Details) [Line Items]
Equity interests		12,500
Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd [Member]
Business Combination and Goodwill (Details) [Line Items]
Equity interests		¥ 5,000